Share-Based Compensation Plans - Estimated Fair Value of Share Awards (Details) - Stock option	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate (as a percent)	1.40%	1.60%	1.80%
Expected dividend yield (as a percent)	2.10%	1.50%	1.20%
Expected volatility (as a percent)	33.00%	32.00%	37.00%
Expected term (years)	6 years	6 years	5 years 10 months 24 days